Commitments and Contingencies (Schedule of Lease Information) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Operating lease ROU and other assets (noncurrent)	$ 241	$ 209	$ 122
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Right Of Use Operating Lease and Other Assets	Right Of Use Operating Lease and Other Assets
Operating lease and other current liabilities		$ 41	$ 35
Operating lease and other obligations (noncurrent)	$ 220	$ 193	$ 112
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities , Noncurrent	Other Liabilities , Noncurrent
Total operating lease liabilities		$ 234	$ 147
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities	Liabilities
Weighted-average remaining lease term (in years)		7 years	6 years
Weighted-average discount rate		3.70%	2.80%